THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%

	Shares	Value

COMMUNICATION SERVICES — 1.8%
John Wiley & Sons, Cl A	885,000	$33,231,750

CONSUMER DISCRETIONARY — 4.0%
Helen of Troy *	72,365	11,888,122
National Vision Holdings *	660,000	17,490,000
Sally Beauty Holdings *	1,870,000	18,157,700
Wolverine World Wide	1,316,905	26,983,384

		74,519,206

CONSUMER STAPLES — 16.7%
B&G Foods	1,270,000	24,663,400
Boston Beer, Cl A *	55,305	25,800,335
elf Beauty *	1,390,000	18,167,300
Freshpet *	550,000	41,475,500
Hostess Brands, Cl A *	3,745,000	45,014,900
J&J Snack Foods	90,000	11,432,700
Lancaster Colony	365,000	49,139,950
MGP Ingredients	525,000	19,808,250
Simply Good Foods *	1,725,000	32,516,250
TreeHouse Foods *	780,000	40,349,400

		308,367,985

FINANCIALS — 13.6%
Argo Group International Holdings	710,000	25,105,600
Bryn Mawr Bank	420,000	12,228,300
Community Bank System	390,000	24,371,100
CVB Financial	985,000	20,473,225
German American Bancorp	465,000	13,824,450
Independent Bank	475,000	34,622,750
James River Group Holdings	465,000	16,498,200
Palomar Holdings *	210,000	12,285,000
Prosperity Bancshares	420,000	25,170,600
Selective Insurance Group	150,000	7,519,500
Stock Yards Bancorp	385,000	12,720,400
UMB Financial	685,000	34,825,400

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Washington Trust Bancorp	330,000	$11,553,300

		251,197,825

HEALTH CARE — 21.7%
AtriCure *	645,000	27,812,400
Avanos Medical *	1,300,000	40,365,000
Cantel Medical	640,000	23,680,000
Cardiovascular Systems *	1,025,000	43,050,000
Catalent *	710,000	49,096,500
CONMED	485,000	35,846,350
Envista Holdings *	179,135	3,487,759
Globus Medical, Cl A *	246,355	11,692,008
Inspire Medical Systems *	359,065	25,730,598
Integra LifeSciences Holdings *	1,060,000	54,113,000
Masimo *	100,000	21,391,000
Penumbra *	122,715	21,759,824
Prestige Consumer Healthcare *	940,000	38,248,600
Tactile Systems Technology *	73,365	3,787,101

		400,060,140

INDUSTRIALS — 13.3%
Albany International, Cl A	75,000	3,835,500
Altra Industrial Motion	1,120,000	31,259,200
Barnes Group	740,000	28,401,200
CSW Industrials	185,000	12,254,400
Evoqua Water Technologies *	455,000	7,302,750
John Bean Technologies	600,000	46,044,000
MSA Safety	320,000	36,009,600
Ritchie Bros. Auctioneers	695,000	29,947,550
Standex International	310,000	15,450,400
TriMas *	830,000	19,787,200
Welbilt *	3,010,000	14,839,300

		245,131,100

INFORMATION TECHNOLOGY — 19.7%
Blackbaud	460,000	25,419,600
Blackline *	300,000	18,222,000
Envestnet *	415,000	25,945,800

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Medallia *	925,000	$19,869,000
New Relic *	818,855	43,964,325
Novanta *	18,885	1,640,917
Pure Storage, Cl A *	3,395,000	48,888,000
Q2 Holdings *	715,000	56,999,800
Qualys *	120,000	12,652,800
SailPoint Technologies Holdings *	1,520,000	28,256,800
Tenable Holdings *	1,585,000	41,305,100
Yext *	3,185,000	40,768,000

		363,932,142

MATERIALS — 4.8%
Chase	105,000	9,897,300
H.B. Fuller	535,000	19,682,650
Innospec	260,000	18,855,200
Sensient Technologies	820,000	39,187,800

		87,622,950

TOTAL COMMON STOCK (Cost $1,724,444,490)		1,764,063,098

CASH EQUIVALENTS — 4.1%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.180%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.250%	56,850,535	56,850,535

TOTAL CASH EQUIVALENTS (Cost $76,850,535)		76,850,535

TOTAL INVESTMENTS— 99.7% (Cost $1,801,295,025)		$1,840,913,633

Percentages are based on Net Assets of $1,845,747,548.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of April 30, 2020.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2020 (Unaudited)

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-3100

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND APRIL 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%

	Shares	Value

COMMUNICATION SERVICES — 0.9%
John Wiley & Sons, Cl A	900,000	$33,795,000

CONSUMER DISCRETIONARY — 7.9%
Advance Auto Parts	635,000	76,777,850
Dunkin’ Brands Group	665,000	41,788,600
Tractor Supply	935,000	94,837,050
Ulta Beauty *	360,000	78,451,200

		291,854,700

CONSUMER STAPLES — 10.2%
Brown-Forman, Cl B	575,000	35,765,000
Campbell Soup	571,510	28,564,070
Church & Dwight	260,000	18,197,400
JM Smucker	865,000	99,397,150
Lamb Weston Holdings	1,185,000	72,711,600
McCormick	238,425	37,394,577
Molson Coors Beverage, Cl B	905,000	37,114,050
TreeHouse Foods *	860,000	44,487,800

		373,631,647

FINANCIALS — 12.3%
Arthur J Gallagher	1,080,000	84,780,000
Commerce Bancshares	430,000	26,311,700
Cullen/Frost Bankers	730,000	52,457,800
Everest Re Group	465,000	80,505,450
Morningstar	135,000	21,054,600
Northern Trust	840,000	66,494,400
Prosperity Bancshares	665,000	39,853,450
SVB Financial Group *	190,000	36,702,300
Tradeweb Markets, Cl A	863,490	45,039,638

		453,199,338

HEALTH CARE — 24.6%
Align Technology *	230,000	49,415,500
Bio-Rad Laboratories, Cl A *	60,615	26,676,661

5	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Bio-Techne	495,000	$111,375,000
Cantel Medical	880,000	32,560,000
Catalent *	1,370,000	94,735,500
Cooper	220,000	63,074,000
DENTSPLY SIRONA	1,755,000	74,482,200
Edwards Lifesciences *	415,000	90,262,500
Envista Holdings *	1,115,000	21,709,050
Integra LifeSciences Holdings *	1,515,000	77,340,750
Masimo *	230,000	49,199,300
Veeva Systems, Cl A *	485,000	92,538,000
Waters *	365,000	68,255,000
West Pharmaceutical Services	285,000	53,939,100

		905,562,561

INDUSTRIALS — 16.0%
AMETEK	1,295,000	108,611,650
Clarivate Analytics PLC *	3,343,000	76,822,140
Fortive	1,775,000	113,600,000
IDEX	560,000	86,032,800
Nordson	534,500	86,006,395
Rockwell Automation	425,000	80,529,000
Toro	550,000	35,095,500

		586,697,485

INFORMATION TECHNOLOGY — 22.1%
Guidewire Software *	355,000	32,248,200
Medallia *	2,370,000	50,907,600
New Relic *	735,000	39,462,150
Nutanix, Cl A *	1,390,000	28,481,100
Okta, Cl A *	435,000	65,815,500
Palo Alto Networks *	395,000	77,621,450
Proofpoint *	340,000	41,388,200
Pure Storage, Cl A *	4,210,000	60,624,000
ServiceNow *	330,000	116,008,200
Smartsheet, Cl A *	80,000	4,217,600
Splunk *	645,000	90,532,200
Synopsys *	325,000	51,064,000
Workday, Cl A *	660,000	101,574,000

6	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Zscaler *	760,000	$50,980,800

		810,925,000

MATERIALS — 2.4%
AptarGroup	835,000	89,411,800

TOTAL COMMON STOCK (Cost $3,096,209,979)		3,545,077,531

CASH EQUIVALENTS — 3.3%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.180%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.250%	99,003,679	99,003,679

TOTAL CASH EQUIVALENTS (Cost $119,003,679)		119,003,679

TOTAL INVESTMENTS— 99.7% (Cost $3,215,213,658)		$3,664,081,210

Percentages are based on Net Assets of $3,676,200,217.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class
PLC — Public Limited Company

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2400

7	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND APRIL 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%

	Shares	Value

ARGENTINA — 2.7%
MercadoLibre *	205	$119,620

BRAZIL — 2.5%
B3 - Brasil Bolsa Balcao	7,800	55,114
XP, Cl A *	2,320	58,371

		113,485

CHINA — 35.2%
Alibaba Group Holding ADR *	1,650	334,406
Foshan Haitian Flavouring & Food, Cl A	5,100	88,279
JD.com ADR *	3,005	129,515
Meituan Dianping, Cl B *	7,400	98,700
NetEase ADR	95	32,771
Shenzhen Inovance Technology, Cl A	17,000	78,244
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,700	61,556
Tencent Holdings	5,900	312,264
Venus MedTech Hangzhou, Cl H *	9,270	63,812
Wuliangye Yibin, Cl A	3,700	70,766
WuXi AppTec, Cl H	7,420	105,225
Wuxi Biologics Cayman *	8,500	131,807
Yum China Holdings	1,430	69,298

		1,576,643

HONG KONG — 6.4%
AIA Group	15,700	145,201
Hong Kong Exchanges & Clearing	2,700	87,361
Shenzhou International Group Holdings	4,900	55,575

		288,137

HUNGARY — 1.5%
OTP Bank	2,275	67,271

INDIA — 17.4%
Asian Paints	2,440	56,914
Avenue Supermarts *	2,445	76,970

8	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA — continued
Bajaj Finance	2,130	$64,961
HDFC Bank	11,180	147,776
Kotak Mahindra Bank	3,880	69,652
L&T Technology Services	3,605	59,032
Reliance Industries	11,515	223,589
Tata Consultancy Services	3,010	80,085

		778,979

INDONESIA — 1.7%
Bank Central Asia	43,900	76,148

KENYA — 1.6%
Safaricom PLC	267,000	71,030

MEXICO — 3.0%
Grupo Aeroportuario del Sureste ADR	355	35,397
Wal-Mart de Mexico	41,200	100,655

		136,052

NETHERLANDS — 4.3%
Heineken	950	80,851
Unilever ADR	2,300	113,666

		194,517

PERU — 1.6%
Credicorp	475	70,785

RUSSIA — 1.2%
TCS Group Holding GDR	3,905	54,561

SOUTH AFRICA — 1.3%
Clicks Group	4,590	57,748

SOUTH KOREA — 6.3%
Kakao	690	104,487
Koh Young Technology	985	65,599
LG Household & Health Care	70	79,269

9	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
NCsoft	60	$31,605

		280,960

TAIWAN — 8.3%
Silergy	1,160	46,283
Taiwan Semiconductor Manufacturing	25,000	253,265
Voltronic Power Technology	3,100	73,956

		373,504

UNITED ARAB EMIRATES — 1.1%
Network International Holdings PLC *	9,730	51,078

UNITED STATES — 1.2%
EPAM Systems *	235	51,909

VIETNAM — 1.0%
Vietnam Dairy Products JSC	10,668	45,206

TOTAL COMMON STOCK (Cost $3,667,760)		4,407,633

PREFERRED STOCK — 0.6%

BRAZIL — 0.6%
Banco Inter †	14,845	25,888

TOTAL PREFERRED STOCK (Cost $39,268)		25,888

CASH EQUIVALENT — 0.2%**
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.250% (Cost $7,567)	7,567	7,567

TOTAL INVESTMENTS— 99.1% (Cost $3,714,595)		$4,441,088

Percentages are based on Net Assets of $4,483,665.

* Non-income producing security.

10	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND APRIL 30, 2020 (Unaudited)

** Rate reported is the 7-day effective yield as of April 30, 2020.
† There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
PLC — Public Limited Company

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$119,620	$—	$—	$119,620
Brazil	113,485	—	—	113,485
China	533,219	1,043,424	—	1,576,643
Hong Kong	—	288,137	—	288,137
Hungary	—	67,271	—	67,271
India	—	778,979	—	778,979
Indonesia	—	76,148	—	76,148
Kenya	—	71,030	—	71,030
Mexico	136,052	—	—	136,052
Netherlands	113,666	80,851	—	194,517
Peru	70,785	—	—	70,785
Russia	—	54,561	—	54,561
South Africa	—	57,748	—	57,748
South Korea	—	280,960	—	280,960
Taiwan	—	373,504	—	373,504
United Arab Emirates	—	51,078	—	51,078
United States	51,909	—	—	51,909
Vietnam	—	45,206	—	45,206
Total Common Stock	1,138,736	3,268,897	—	4,407,633
Preferred Stock	25,888	—	—	25,888
Cash Equivalent	7,567	—	—	7,567
Total Investments in Securities	$1,172,191	$3,268,897	$—	$4,441,088

During the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-1000

11	CHAMPLAIN INVESTMENT	PARTNERS